Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and Intangible assets	Goodwill and Intangible assets
Klarna’s intangible assets include capitalized development expenses and assets acquired as a result of its business combinations. As of December 31, 2025 and 2024, goodwill and intangible assets consisted of the following:

	Goodwill	Trademarks, Tradenames & Licenses	Capitalized development expenses	Other intangible assets	Total
Cost as of January 1, 2025 ...............................	$626	$117	$451	$287	$1,481
Additions ...........................................................	—	—	27	—	27
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	72	22	88	42	224
Cost as of December 31, 2025 .........................	$698	$139	$566	$329	$1,732

Amortization as of January 1, 2025 ................	$—	$(32)	$(266)	$(112)	$(410)
Amortization for the year ..............................	—	(5)	(69)	(14)	(88)
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	—	(6)	(54)	(12)	(72)
Amortization as of December 31, 2025 ..........	$—	$(43)	$(389)	$(138)	$(570)

Impairment as of January 1, 2025 ...................	$(13)	$(8)	$(47)	$(14)	$(82)
Impairment for the year ................................	—	—	(2)	—	(2)
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	—	(1)	(9)	—	(10)
Impairment as of December 31, 2025 ............	$(13)	$(9)	$(58)	$(14)	$(94)

Carrying amount as of December 31, 2025 ...	$685	$87	$119	$177	$1,068

	Goodwill	Trademarks, Tradenames & Licenses	Capitalized development expenses	Other intangible assets	Total
Cost as of January 1, 2024 ................................	$680	$127	$468	$313	$1,588
Additions ............................................................	—	—	44	—	44
Sales/disposals ................................................	(20)	—	(21)	(5)	(46)
Currency translation difference ...................	(34)	(10)	(40)	(21)	(105)
Cost as of December 31, 2024 .........................	$626	$117	$451	$287	$1,481

Amortization as of January 1, 2024 .................	$—	$(21)	$(226)	$(94)	$(341)
Amortization for the year ...............................	—	(13)	(71)	(26)	(110)
Sales/disposals ................................................	—	—	10	3	13
Currency translation difference ...................	—	2	21	5	28
Amortization as of December 31, 2024 ...........	$—	$(32)	$(266)	$(112)	$(410)

Impairment as of January 1, 2024 ...................	$(13)	$(8)	$(25)	$(1)	$(47)
Impairment for the year .................................	—	—	(36)	(13)	(49)
Sales/disposals ................................................	—	—	11	—	11
Currency translation difference ...................	—	—	3	—	3
Impairment as of December 31, 2024 .............	$(13)	$(8)	$(47)	$(14)	$(82)

Carrying amount as of December 31, 2024 ....	$613	$77	$138	$161	$989
As of December 31, 2025, the Group’s goodwill primarily related to goodwill originated from acquisitions in 2021 and 2022, including PriceRunner Group AB, Stocard GmbH and Sofort GmbH.
Impairment testing of Goodwill and Intangible assets
The Group conducted its annual goodwill impairment test as of October 1, 2025. No impairment losses were identified, as the recoverable amount, measured as value in use, exceeded the carrying amount.
The impairment test is performed at the operating segment level, which is the lowest level at which goodwill is monitored and assessed for internal management purposes, by comparing the carrying amount of the net assets, including goodwill, with the recoverable amount.
In 2025 and 2024, the Group assessed impairment by calculating value in use, based on estimated future financials from the operating segment. The Group uses a two-year forecast based on its business plan which is extrapolated out to a five-year timeframe. Cash flows beyond the five-year period are determined using an estimated terminal growth rate of 3.5% . Key assumptions and inputs include discount rate, growth rate and profitability. The discount rate used in 2025 and 2024 was 11.2% and 12.5%, respectively.
On October 1, 2024, the Group completed the divestment of KCO to a consortium of investors, to which goodwill of $20 million was allocated using a relative value approach. See Note 10.